Income Tax (Details) - Schedule of reconciles U.S. statutory rates to effective tax rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciles U.S. statutory rates to effective tax rate [Abstract]
U.S. statutory rates	(21.00%)	(21.00%)	21.00%	(21.00%)	(21.00%)	21.00%
Tax rate difference – current provision	0.30%	(1.90%)	10.10%	9.80%	5.10%	(3.40%)
Prior year income tax adjustment in current year			(8.80%)
Permanent differences	35.70%	9.50%	16.10%	41.30%	2.90%	2.00%
Change in valuation allowance	(13.00%)	13.40%	(45.20%)	(30.10%)	(29.00%)	15.60%
Tax expense benefit per financial statements	2.00%		(6.70%)			(25.60%)